Leases (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of balance sheet information about leases for lessee
The consolidated statements of financial position shows the following amounts relating to leases:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Right-of-use assets
Property and building	￦	1,019,537	950,940
Machinery and communication line facilities		89,150	103,672
Others		196,276	158,158

Total	￦	1,304,963	1,212,770

(In millions of Korean won)	December 31, 2023		December 31, 2024
Lease liabilities 1
Current	￦	307,868	349,264
Non-current		872,042	710,189

Total	￦	1,179,910	1,059,453

1	Included in the line items ‘Other current liabilities and other non-current liabilities’ in the consolidated statements of financial position (Notes 9).

Summary of statement of profit or loss information about leases for lessee
The consolidated statement of profit or loss relating to leases for year ended December 31, 2022, 2023, and 2024 are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023		December 31, 2024
Depreciation of Right-of-use assets
Property and building	￦	305,120	￦	297,571	￦	301,621
Machinery and communication line facilities		31,140		32,794		25,550
Others		59,954		72,372		83,754

Total	￦	396,214	￦	402,737	￦	410,925

Depreciation of Investment Properties	￦	15	￦	—	￦	—
Interest expense relating to lease liabilities		41,469		52,035		47,556
Expense relating to short-term leases		12,876		8,804		8,048
Expense relating to leases of low-value assets that are not short-term leases		26,813		26,290		27,751
Expense relating to variable lease payments not included in lease liabilities		4,827		9,288		6,722